Income Taxes - Income Tax Benefit from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ 804	$ (12)	$ 134
Deferred	(155,249)	(24,677)	(56,291)
Total	$ (154,445)	$ (24,689)	$ (56,157)